Earnings Per Share - Computation (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended		12 Months Ended
	Dec. 31, 2021	Jun. 15, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Net income (loss)			$ 152,218	$ 38,830	$ (375)
Less: net income attributable to WMH LLC prior to the Business Combination		$ 15,078
Less: net income attributable to noncontrolling interests after the Business Combination	$ 76,757
Net income attributable to WM Technology, Inc. - basic	60,383
Effect of dilutive securities:
Less: fair value change of Public and Private Placement Warrants, net of amounts attributable to noncontrolling interests	72,483
Net loss attributable to WM Technology, Inc. - diluted	$ (12,100)
Denominator:
Weighted average common shares outstanding - diluted (in shares)	66,813,417
Class A Common Stock
Denominator:
Weighted average common shares outstanding - basic (in shares)	65,013,517		65,013,517
Weighted average common shares outstanding - diluted (in shares)			66,813,417
Net income (loss) per share of Class A Common Stock:
Basic income per share - Class A (in dollars per share)	$ 0.93		$ 0.93
Diluted loss per share - Class A (in dollars per share)	$ (0.18)		$ (0.18)
Public Warrants
Denominator:
Warrants (in shares)	1,153,782
Private Placement Warrant
Denominator:
Warrants (in shares)	646,118